CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 12,323	$ 16,465
Short-term investment	53,164	16,041
Mortgage loans held for sale at fair value	448,384	89,857
Servicing advances	93,152	63,565
Derivative assets	27,290	5,460
Carried Interest due from affiliates	47,723	37,250
Mortgage servicing rights at fair value	19,798	25,698
Mortgage servicing rights, at lower of cost or fair value	89,177	6,426
Furniture, fixtures, equipment and building improvements, net	5,065	2,541
Capitalized software, net	795	556
Other	13,032	4,311
Total assets	832,163	289,281
LIABILITIES
Mortgage loans sold under agreements to repurchase	393,534	77,700
Note payable	53,013	18,602
Accounts payable and accrued expenses	36,279	13,398
Derivative liabilities	509
Liability for losses under representations and warranties	3,504	449
Total liabilities	570,413	165,366
Commitments and contingencies
MEMBERS' EQUITY
Members' equity attributable to common units from equity compensation plan	22,270	2,737
Stock subscription receivable	(4,842)	(19,918)
Retained earnings	147,174	44,722
Total members' equity	261,750	123,915
Total liabilities and stockholders' equity	832,163	289,281
Preferred units
MEMBERS' EQUITY
Preferred units	97,148	96,374
Common units
MEMBERS' EQUITY
Common units
Class C common units
MEMBERS' EQUITY
Common units
Investment Funds
ASSETS
Receivable from affiliates	3,672	8,264
Carried Interest due from affiliates	47,723	37,250
LIABILITIES
Payable to affiliates	36,795	29,622
PennyMac Mortgage Investment Trust
ASSETS
Receivable from affiliates	16,691	11,600
Investment in affiliates, at fair value	1,897	1,247
LIABILITIES
Payable to affiliates	$ 46,779	$ 25,595